Investment Securities - Schedule of Amortized Cost and Estimated Fair Value of Investment Securities by Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Securities Available for Sale, Weighted Average Yield, Within one year or less	1.54%
Securities Available for Sale, Weighted Average Yield, One through five years	1.73%
Securities Available for Sale, Weighted Average Yield, After five through ten years	2.15%
Securities Available for Sale, Weighted Average Yield, Over ten years	2.20%
Securities Available for Sale, Weighted Average Yield, Total	2.13%
Securities Available for Sale, Amortized Cost, Within one year or less	$ 14,643
Securities Available for Sale, Amortized Cost, One through five years	241,231
Securities Available for Sale, Amortized Cost, After five through ten years	425,233
Securities Available for Sale, Amortized Cost, Over ten years	1,466,169
Securities Available for Sale, Amortized Cost, Total	2,147,276
Securities Available for Sale, Estimated Fair Value, Within one year or less	14,764
Securities Available for Sale, Estimated Fair Value, One through five years	241,796
Securities Available for Sale, Estimated Fair Value, After five through ten years	429,973
Securities Available for Sale, Estimated Fair Value, Over ten years	1,472,320
Securities Available for Sale, Estimated Fair Value, Totals	2,158,853	1,936,797
Securities Held to Maturity, Weighted Average Yield, Within one year or less	2.65%
Securities Held to Maturity, Weighted Average Yield, One through five years	2.78%
Securities Held to Maturity, Weighted Average Yield, After five through ten years	3.10%
Securities Held to Maturity, Weighted Average Yield, Over ten years	2.86%
Securities Held to Maturity, Weighted Average Yield, Totals	2.87%
Securities Held to Maturity, Amortized Cost, Within one year or less	10,000
Securities Held to Maturity, Amortized Cost, One through five years	13,858
Securities Held to Maturity, Amortized Cost, After five through ten years	20,945
Securities Held to Maturity, Amortized Cost, Over ten years	72,157
Securities Held to Maturity, Amortized Cost, Totals	116,960	154,109
Securities Held to Maturity, Estimated Fair Value, Within one year or less	10,088
Securities Held to Maturity, Estimated Fair Value, One through five years	14,191
Securities Held to Maturity, Estimated Fair Value, After five through ten years	21,729
Securities Held to Maturity, Estimated Fair Value, Over ten years	73,473
Securities held to maturity, Estimated Fair Value	$ 119,481	$ 152,566